Pension Plan (Details Narrative) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Pension Plan Details Narrative
Funded Percentage (in percent)	100.00%
Contributions to defined benefit pension plan	$ 29	$ 65